Summary of Significant Accounting Policies	12 Months Ended
	Jul. 31, 2013	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of eOn Communications Corporation, Cortelco acquired on April 1, 2009, and CSPR control of which was acquired on June 9, 2010. All significant inter-company accounts and transactions have been eliminated in consolidation.

(b)	Cash and Cash Equivalents

All highly liquid investments with a maturity date of three months or less when purchased are considered to be cash equivalents.

(c)	Trade Accounts Receivable

Trade accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. As a result, the Company must estimate the portion of accounts receivable that are uncollectible and record any necessary valuation reserves. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires judgment about each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates estimates on a monthly basis. Any changes in estimate, which can be significant, are included in earnings in the period in which the change in estimate occurs.

(d)	Inventories

Inventories consist of phones and component parts and are valued at the lower of cost or market with cost determined utilizing standard cost which approximates the first-in, first-out (FIFO) method. The Company performs an analysis of slow-moving or obsolete inventory on a quarterly basis and any changes in valuation reserves, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(e)	Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes over the estimated useful lives of the assets, generally three to five years. Maintenance and repair costs are charged to expense as incurred.

(f)	Investments

The equity method of accounting is used when the Company has a 20% to 50% interest in other entities or when we exercise significant influence over the entity. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities. Investments in which the Company has less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost, and periodically reviewed for impairment.

The Company evaluates its cost method investments for impairment on a quarterly basis in accordance with ASC 325, Cost Method Investments (“ASC 325”), which specifically addresses accounting for cost method investments subsequent to initial measurement. An impairment charge is recognized whenever a decline in value of an investment below its carrying amount is determined to be other-than-temporary. In determining if a decline is other-than-temporary, factors such as the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and longer-term operating and financial prospects of the affiliate and the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery are considered.

(g)	Stock Compensation Plans

The Company accounts for stock-based compensation under ASC Topic 718, Stock Compensation (“Topic 718”). Topic 718 requires the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. Topic 718 also required the benefits of tax deductions in excess of recognized compensation cost to be recorded as financing cash flows.

(h)	Product Warranties

Warranties for the Cortelco and CSPR product lines range from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.5% - 1.0% of product revenues, has historically been comprised of materials and direct labor costs. The Company performs quarterly evaluations of these estimates and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(i)	Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets when management is unable to conclude that it is more likely than not that the asset will be realized.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company classifies interest and penalties, if any, as a component of its income tax provision.

(j)	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to the customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. Generally, revenue is recognized (1) upon shipment for equipment and software, (2) as work is performed for professional services and (3) in equal periodic amounts over the term of the contract for software and hardware maintenance. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, Revenue Recognition and ASC Topic 985, Software.

(k)	Earnings Per Share

Basic EPS is computed by dividing income or loss available to common stockholders by the weighted average number of common shares outstanding during the year. Diluted EPS is similar to basic EPS except that the weighted average number of common shares outstanding is increased to include the number of additional common shares that would have been outstanding if the potentially dilutive common shares, such as options, had been issued.

(l)	Fair Value of Financial Instruments

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

•	Level 1: Quoted prices in active markets for identical assets and liabilities.

•
 Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The carrying amounts of financial instruments such as cash and cash equivalents, accounts receivable, and accounts payable approximate their fair value due to the short-term nature of the instruments.

The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013
Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012
Notes payable-related parties	$-	$-	$3,668	$3,668

Total	$-	$-	$3,668	$3,668

As of July 31, 2013 the Company owns approximately four percent of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on recent stock issuances by Symbio S.A. in 2012, that the fair value of the Company’s investment in Symbio may be less than the Company’s cost of $990,000. There are no quoted market prices for the Company’s investment in Symbio Investment Corp., and sufficient information is not readily available for the Company to utilize a valuation model to determine its fair value without incurring excessive costs relative to the materiality of the investment. Accordingly, the Company has not estimated the fair value of its investment in Symbio Investment Corp. at July 31, 2013. Based on the Company’s evaluation of the near-term prospects of Symbio Investment Corp. and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider any potential impairment to be other-than-temporary at July 31, 2013.

The notes payable – related parties is primarily due to the note payable to former Cortelco shareholders (See Note 8) which is valued using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy.

 The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012
Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest (income) expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486

(m)	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(n)	Advertising Expense

The Company expenses advertising costs as incurred. Advertising expenses for fiscal years 2013 and 2012 were not significant.

(o)	Segment Reporting

The Company operates in two business segments: Telephony Products and Puerto Rico. Segment information is consistent with how management reviews its businesses, makes investing and resource allocation decisions and assesses operating performance.

(p)	Reclassification

Certain amounts in the July 31, 2012 consolidated financial statements have been reclassed to conform to the July 31, 2013 consolidated financial statement presentation.

2.	Summary of Significant Accounting Policies

Basis of presentation

The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and cash equivalents

The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents.

Development Stage and Liquidity

The Company is in the development stage and has had no revenues to date. Successful completion of the Company’s developmental program and, ultimately, the attainment of profitable operations is dependent upon future events, including future financing and achieving a sufficient level of revenue and market demand to become an established operating enterprise.

The Company’s financial statements have been prepared on a going-concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Since inception, the Company has incurred net losses and negative cash flows from operations and has accumulated a deficit during the development stage. The Company’s primary source of funds through December 31, 2013 was the issuance of equity securities and promissory notes. The Company considers its current cash and cash equivalents balances, including cash obtained through subsequent equity financing, to be sufficient to fund operations for a reasonable period of time but it may require additional equity financing to fund the commercialization of its activities. As discussed in Note 11, subsequent to December 31, 2013, the Company issued additional shares of common stock for cash proceeds of approximately $7,293,000. There are no assurances that additional financing will be available to the Company at a cost acceptable to the Company, or at all.

Management estimates and related risks

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management's best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Patents

Patents, including acquisition costs, are stated at cost, less accumulated amortization. Amortization is computed using the straight-line method over the estimated useful lives of the respective assets, generally 7 - 10 years. Upon retirement or sale, the cost of assets disposed and the related accumulated amortization are removed from the accounts and any resulting gain or loss is credited or charged to operations. Patents are utilized for the purpose of generating licensing revenue.

Impairment of long-lived assets

The Company evaluates the carrying value of long-lived assets on an annual basis, or more frequently whenever circumstances indicate a long-lived asset may be impaired. When indicators of impairment exist, the Company estimates future undiscounted cash flows attributable to such assets. In the event cash flows are not expected to be sufficient to recover the recorded value of the assets, the assets are written down to their estimated fair value. There were no asset impairments for the year ended December 31, 2013 or for the period from January 12, 2012 (inception) to December 31, 2013.

Concentration of credit risk

Financial instruments that potentially subject the Company to a concentration of credit risk consist of cash and cash equivalents. Cash and cash equivalents are deposited with high quality financial institutions. Periodically, such balances are from time to time in excess of federally insured limits.

Stock-based compensation

The Company has a stock option plan under which incentive and non-qualified stock options and restricted stock awards (“RSAs”) are granted primarily to employees. All share-based payments to employees, including grants of employee stock options and RSAs, are recognized in the financial statements based on their respective grant date fair values. The benefits of tax deductions in excess of recognized compensation cost is reported as a financing cash flow.

The Company estimates the fair value of share-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as expense ratably over the requisite service periods in the Company's statements of comprehensive income or loss. The Company has estimated the fair value of each award as of the date of grant using the Black-Scholes option pricing model. The fair value of RSAs is calculated as the fair value of the underlying stock multiplied by the number of shares awarded. The awards issued consist of fully-vested stock awards, performance-based restricted shares, and service-based restricted shares.

Expenses related to stock-based awards issued to non-employees are recognized at fair value on a recurring basis in the periods those awards are expected to vest. The Company estimates the fair value of the awards using the Black-Scholes option pricing model.

Income taxes

The Company accounts for income taxes using the asset and liability method whereby deferred tax asset and liability account balances are determined based on temporary differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to affect taxable income. A valuation allowance is established when it is more likely than not that deferred tax assets will not be realized. Realization of deferred tax assets is dependent upon future pretax earnings, the reversal of temporary differences between book and tax income, and the expected tax rates in future periods.

The Company is required to evaluate the tax positions taken in the course of preparing its tax returns to determine whether tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. The amount recognized is subject to estimate and management judgment with respect to the likely outcome of each uncertain tax position. The amount that is ultimately sustained for an individual uncertain tax position or for all uncertain tax positions in the aggregate could differ from the amount that is initially recognized.

It is the Company’s practice to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2013, the Company had no accrued interest and penalties related to uncertain tax positions.

Fair value measurements

The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company utilizes valuation techniques that maximize the use of observable inputs and minimizes the use of unobservable inputs within the fair value hierarchy. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about what market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The following methods and assumptions were used to estimate the fair value of financial instruments:

⋅	Level 1 - Valuation is based upon quoted prices for identical instruments traded in active markets.

⋅
Level 2 - Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

⋅
Level 3 - Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect management's estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

The category within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

2.       Summary of Significant Accounting Policies

Basis of presentation

The financial statements have been prepared on the accrual basis of accounting in conformity with accounting principles generally accepted in the United States of America.

Cash and cash equivalents

The Company considers all highly liquid financial instruments with original maturities of three months or less at the time of purchase to be cash equivalents. Cash on deposit may exceed federally insured limits. The Company believes that it mitigates this risk by maintaining deposits with major financial institutions.

Development Stage and Liquidity

The Company is in the development stage and has had no revenues to date. Successful completion of the Company’s developmental program and, ultimately, the attainment of profitable operations is dependent upon future events, including future financing and achieving a sufficient level of sales and market demand to become an established operating enterprise.

The Company’s financial statements have been prepared on a going-concern basis which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. Since inception, the Company has incurred net losses and negative cash flows from operations and has accumulated a deficit during the development stage. The Company’s primary source of funds through December 31, 2012 was member credit. The Company will require additional equity financing to fund the commercialization of its activities. See Note 4.

Management estimates and related risks

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions about the reported amounts of assets and liabilities, and disclosures of contingent assets and liabilities, at the dates of the financial statements and the reported amounts of revenues and expenses during the reported periods. Although these estimates reflect management's best estimates, it is at least reasonably possible that a material change to these estimates could occur in the near term.

Income taxes

The Company is a limited liability company for federal and state income tax purposes. Under the laws pertaining to income taxation of limited liability companies, no federal income tax is paid by the Company as an entity. Each individual member reports on their federal and state income tax returns their share of Company income, gains, losses, deductions and credits, whether or not any actual distribution is made to such member during a taxable year. Accordingly, no provision for income taxes besides the minimum state franchise tax and the LLC gross receipts fees, if any, would be reflected in the accompanying financial statements.

The Company has evaluated its current tax positions and has concluded that as of December 31, 2012 the Company does not have any significant uncertain tax positions for which a reserve would be necessary.

3.	Summary of Significant Accounting Policies

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, and include the accounts of the Carve-Out Business. All significant inter-company accounts and transactions have been eliminated in the combination.

(b)	Cash and Cash Equivalents

All highly liquid investments with a maturity date of three months or less when purchased are considered to be cash equivalents.

(c)	Trade Accounts Receivable

Trade accounts receivable are stated net of allowances for doubtful accounts. The Company typically grants standard credit terms to customers in good credit standing. As a result, the Company must estimate the portion of accounts receivable that are uncollectible and record any necessary valuation reserves. The Company generally reserves for estimated uncollectible accounts on a customer-by-customer basis, which requires judgment about each individual customer’s ability and intention to fully pay account balances. The Company makes these judgments based on knowledge of and relationships with customers and current economic trends, and updates estimates on a monthly basis. Any changes in estimate, which can be significant, are included in earnings in the period in which the change in estimate occurs.

(d)	Inventories

Inventories consist of phones, systems, system cards and component parts for final assembly of our systems and are valued at the lower of cost or market with cost determined utilizing standard cost which approximates the first-in, first-out (FIFO) method. The Company performs an analysis of slow-moving or obsolete inventory on a quarterly basis and any changes in valuation reserves, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(e)	Property and Equipment

Property and equipment are stated at cost. Depreciation is provided using the straight-line method for financial reporting purposes and accelerated methods for income tax reporting purposes over the estimated useful lives of the assets, generally three to five years. Maintenance and repair costs are charged to expense as incurred.

(f)	Investments

The equity method of accounting is used when the Company has a 20% to 50% interest in other entities or when we exercise significant influence over the entity. Under the equity method, original investments are recorded at cost and adjusted by the Company’s share of undistributed earnings or losses of these entities. Investments in which the Company has less than a 20% interest and in which it does not have the ability to exercise significant influence over the investee are initially recorded at cost, and periodically reviewed for impairment.

The Company evaluates its cost method investments for impairment on a quarterly basis in accordance with ASC 325, Cost Method Investments (“ASC 325”), which specifically addresses accounting for cost method investments subsequent to initial measurement. An impairment charge is recognized whenever a decline in value of an investment below its carrying amount is determined to be other-than-temporary. In determining if a decline is other-than-temporary, factors such as the length of time and extent to which the fair value of the investment has been less than the carrying amount of the investment, the near-term and longer-term operating and financial prospects of the affiliate and the intent and ability to hold the investment for a period of time sufficient to allow for any anticipated recovery are considered.

(g)	Stock Compensation Plans

Certain employees of the Company participate in eOn’s stock-based compensation plans. eOn accounts for stock-based compensation under ASC Topic 718, Stock Compensation (“Topic 718”). Topic 718 requires the measurement and recognition of compensation expense for all share-based payment awards based on estimated fair values. Stock based compensation is allocated to the Company based upon the fair value of share-based awards to company employees.

(h)	Product Warranties

Warranty for the Cortelco product lines ranges from one to five years based upon the product purchased. The Company estimates the costs of satisfying warranty claims based on analysis of past claims experience and provides for these future claims in the period that revenue is recognized. The cost of satisfying warranty claims, which approximates 0.5% - 2.4% of product revenues, has historically been comprised of materials and direct labor costs. The Company performs quarterly evaluations of these estimates and any changes in estimates, which could potentially be significant, are included in earnings in the period in which the evaluations are completed.

(i)	Income Taxes

eOn and its wholly-owned subsidiaries file consolidated federal income tax returns. CSPR files separate income tax returns in the Commonwealth of Puerto Rico. Income taxes are provided in the accompanying combined financial statements on a stand-alone basis. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets when management is unable to conclude that it is more likely than not that the asset will be realized.

The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Company classifies interest and penalties, if any, as a component of its income tax provision.

(j)	Revenue Recognition

The Company’s revenues from its three product lines are the result of separate, individual deliverables:

Type of Revenues Earned
		Professional	Maintenance
Product Line	Equipment/Software	Services	Contracts

Cortelco Products	Individual sale	-	-

CSPR Products	Individual sale	Individual sale	Individual sale

CSPR Telephony Billing	-	Individual sale	-

Cortelco sells corded and cordless analog and digital telephones capable of operating in the multiple PBX, Key System and Centrex environments primarily through stocking distributors.

Telephony billing revenues from the resale of Puerto Rico Telephone services are recognized monthly as services are provided to the customers.

The Company records shipping and handling fees billed to customers as revenue, and shipping and handling costs incurred with the delivery of products as cost of sales.

Revenues from our products are recognized only when persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price to the customer is fixed or determinable, and collectibility is reasonably assured. Generally, revenue is recognized (1) upon shipment for equipment and software, (2) as work is performed for professional services. The Company’s revenue recognition policies are in accordance with SEC Staff Accounting Bulletin No. 104, Revenue Recognition and ASC Topic 985, Software.

(k)	Fair Value of Financial Instruments

Accounting standards define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which the Company would transact, and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non performance.

Accounting standards have established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting standards have established three levels of inputs that may be used to measure fair value:

Level 1: Quoted prices in active markets for identical assets and liabilities.

Level 2: Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities, quoted prices in markets with insufficient volume or infrequent transactions (less active markets), or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The carrying amounts of financial instruments such as cash and cash equivalents, accounts receivable, and accounts payable approximate their fair value due to the short-term nature of the instruments.

The following table presents information about the liabilities recorded at fair value at July 31, 2013, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2013
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2013

Notes payable-related parties	$-	$-	$3,189	$3,189

Total	$-	$-	$3,189	$3,189

The following table presents information about the liabilities recorded at fair value at July 31, 2012, in the balance sheets (in thousands):

	Fair Value Measurements at July 31, 2012
	Quoted Prices	Significant
	In Active	Other	Significant
	Markets for	Observable	Unobservable	Total at
	Identical Assets	Inputs	Inputs	July 31,
	(Level 1)	(Level 2)	(Level 3)	2012

Notes payable-related parties	$-	$-	$3,668	$3,668
Total	$-	$-	$3,668	$3,668

As of July 31, 2013 the Company owns approximately four percent of Symbio Investment Corp. Symbio Investment Corp. is a holding company whose primary asset is an approximate twenty percent investment in Symbio S.A. Symbio S.A.’s principal business is to provide outsourced information technology and research and development services globally at sites located in the United States, Finland, Sweden, China and Taiwan. The Company believes, based on recent stock issuances by Symbio SA in 2013, that the fair value of the Company’s investment in Symbio may be less than the Company’s cost of $990,000. There are no quoted market prices for the Company’s investment in Symbio Investment Corp., and sufficient information is not readily available for the Company to utilize a valuation model to determine its fair value without incurring excessive costs relative to the materiality of the investment. Accordingly, the Company has not estimated the fair value of its investment in Symbio Investment Corp. at July 31, 2013. Based on the Company’s evaluation of the near-term prospects of Symbio Investment Corp. and the Company’s ability and intent to hold the investment for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider any potential impairment to be other-than-temporary at July 31, 2013.

The notes payable – related parties is primarily due to the note payable to former Cortelco shareholders (See Note 9) which is valued using a discounted cash flow analysis of the projected future payments of Cortelco using a discount rate of 15.22%. The note is classified within Level 3 of the fair value hierarchy. The following represents transactions related to the note payable for the years ended July 31, 2013 and 2012 (in thousands).

	2013	2012

Beginning fair value	$3,486	$3,504
Imputed interest	487	518
Change in estimates	(796)	(368)
Interest expense	(309)	150
Payments	(173)	(168)
Ending fair value - July 31	$3,004	$3,486

(l)	Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(m)	Advertising Expense

The Company expenses advertising costs as incurred. Advertising expenses for fiscal years 2013 and 2012 were not significant.

(n)	Segment Reporting

The Company operates in two business segments: Telephony Products and Puerto Rico. Segment information is consistent with how management reviews its businesses, makes investing and resource allocation decisions and assesses operating performance.